UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Hotels, Restaurants & Leisure --	1.24%
Fairmont Hotels & Resorts Inc.			1,222		$ 40,839
Starwood Hotels & Resorts Worldwide, Inc.			3,225		184,373
					225,212
Household Durables --	1.10%
Newell Rubbermaid Inc.			3,115		70,555
Stanley Works (The)			2,782		129,864
					200,419
Internet & Catalog Retail --	0.93%
eBay Inc.			4,100		168,920

Media --	3.69%
Comcast Corp. (Special Class A) *			3,787		111,262
News Corp. (Class A)			4,892		76,266
Time Warner Inc.			7,447		134,865
Viacom Inc. (Class B)			3,004		99,162
Walt Disney Co. (The)			10,341		249,528
					671,083
Multi-line Retail --	1.25%
J.C. Penney Co., Inc. (Holding Co.)			1,889		89,576
Kohl's Corp. *			890		44,660
Target Corp.			1,779		92,383
					226,619
Specialty Retail --	3.02%
Bed Bath & Beyond Inc. *			2,000		80,360
Best Buy Co. Inc			2,502		108,912
Home Depot, Inc. (The)			3,670		139,974
Limited Brands, Inc.			5,782		118,126
Lowe's Companies, Inc.			1,558		100,335
					547,707

		TOTAL CONSUMER DISCRETIONARY --	11.23%		2,039,960

CONSUMER STAPLES --
Beverages --	2.35%
Coca-Cola Co. (The)			4,782		206,535
PepsiCo, Inc.			3,894		220,829
					427,364
Food Products --	0.94%
McCormick & Co., Inc.			2,891		94,333
Sensient Technologies Corp.			4,000		75,800
					170,133
Food & Drug Retailing --	2.33%
Wal-Mart Stores, Inc.			9,676		424,002

Household Products --	2.99%
Kimberly-Clark Corp.			2,893		172,220
Procter & Gamble Co.			6,229		370,376
					542,596

		TOTAL CONSUMER STAPLES --	8.61%		1,564,095

ENERGY --
Energy Equipment & Services --	0.80%
Schlumberger Ltd.			1,002		84,549
Weatherford International Ltd. *			890		61,107
					145,656
Oil & Gas --	8.18%
Anadarko Petroleum Corp.			778		74,493
BP PLC ADR			1,447		102,520
ChevronTexaco Corp.			4,683		303,131
Exxon Mobil Corp.			11,344		720,798
Kerr-McGee Corp.			368		35,736
Royal Dutch Petroleum Co., ADR (Class A)			3,780		248,119
					1,484,797

		TOTAL ENERGY --	8.98%		1,630,453

FINANCIALS --
Banks --	7.60%
Bank of America Corp.			9,897		416,664
PNC Financial Services Group, Inc.			4,782		277,452
U.S. Bancorp			8,425		236,574
Wachovia Corp.			3,448		164,090
Washington Mutual, Inc.			2,113		82,872
Wells Fargo & Co.			3,449		202,008
					1,379,660
Diversified Financials --	6.24%
American Express Co.			2,558		146,931
Citigroup Inc.			10,566		480,964
Goldman Sachs Group, Inc. (The)			778		94,589
JPMorgan Chase & Co.			4,699		159,437
Morgan Stanley			4,670		251,900
					1,133,821
Insurance --	4.93%
American International Group, Inc.			4,911		304,286
Brown & Brown, Inc.			1,779		88,398
Marsh & McLennan Companies, Inc.			3,003		91,261
Prudential Financial, Inc.			3,335		225,313
St. Paul Travelers Companies, Inc. (The)			4,166		186,928
					896,186

		TOTAL FINANCIALS --	18.77%		3,409,667

HEALTH CARE --
Biotechnology --	2.56%
Amgen Inc. *			2,892		230,406
Genentech, Inc. *			2,779		234,020
					464,426
Health Care Equipment & Supplies --	2.36%
Beckman Coulter, Inc.			3,560		192,169
Medtronic, Inc.			3,559		190,834
Zimmer Holdings, Inc. *			668		46,019
					429,022
Health Care Providers & Services --	0.90%
McKesson Corp.			3,446		163,513

Pharmaceuticals --	5.97%
Bristol-Myers Squibb Co.			2,777		66,815
Johnson & Johnson			6,115		386,957
Merck & Co. Inc.			3,003		81,712
Pfizer Inc.			15,283		381,616
Watson Pharmaceuticals, Inc. *			2,447		89,585
Wyeth			1,669		77,225
					1,083,910

		TOTAL HEALTH CARE --	11.79%		2,140,871

INDUSTRIALS --
Aerospace & Defense --	3.17%
Boeing Co.			2,637		179,184
Goodrich Corp.			2,781		123,310
Honeywell International Inc.			2,128		79,800
Rockwell Collins, Inc.			2,300		111,136
United Technologies Corp.			1,600		82,944
					576,374
Building Products --	0.94%
American Standard Companies Inc.			3,669		170,792

Commercial Services & Supplies --	0.78%
Apollo Group, Inc. *			1,100		73,029
ServiceMaster Co. (The)			5,115		69,257
					142,286
Construction & Engineering --	0.55%
Cemex S.A. de C.V. ADR			1,893		99,004

Industrial Conglomerates --	4.17%
3M Co.			1,446		106,079
General Electric Co.			17,015		572,895
Tyco International Ltd			2,800		77,980
					756,954
Machinery --	1.83%
Danaher Corp.			2,223		119,664
Illinois Tool Works Inc.			1,334		109,828
Ingersoll-Rand Co. (Class A)			2,670		102,074
					331,566

		TOTAL INDUSTRIALS --	11.44%		2,076,976

INFORMATION TECHNOLOGY --
Communications Equipment --	2.92%
Cisco Systems, Inc. *			12,900		231,297
Motorola, Inc.			9,337		206,254
Nokia Oyj ADR			5,557		93,969
					531,520
Computers & Peripherals --	4.41%
Dell Inc. *			10,195		348,669
EMC Corp. *			4,626		59,860
Hewlett-Packard Co.			5,787		168,980
International Business Machines Corp.			2,781		223,092
					800,601
Electronic Equipment & Instruments --	0.12%
Agilent Technologies, Inc. *			665		21,779

Internet Software & Services --	1.10%
Google Inc. (Class A) *			630		199,370

IT Consulting & Services --	0.49%
First Data Corp.			2,225		89,000

Semiconductor Equipment & Products --	4.00%
Analog Devices, Inc.			554		20,576
Fairchild Semiconductor International, Inc. *			10,500		156,030
Intel Corp.			13,344		328,930
KLA-Tencor Corp.			443		21,601
Linear Technology Corp.			2,222		83,525
Maxim Integrated Products, Inc.			443		18,894
Texas Instruments Inc.			2,481		84,106
Xilinx, Inc.			442		12,310
					725,972
Software --	3.27%
Electronic Arts Inc. *			1,336		76,005
Intuit Inc. *			445		19,940
Microsoft Corp.			14,652		376,996
Oracle Corp. *			9,789		121,286
					594,227

		TOTAL INFORMATION TECHNOLOGY --	16.31%		2,962,469

MATERIALS --
Chemicals --	1.57%
Dow Chemical Co.			2,669		111,217
Ecolab Inc.			1,100		35,123
E.I. du Pont de Nemours and Co.			1,668		65,336
PPG Industries, Inc.			1,222		72,330
					284,006
Containers & Packaging --	0.52%
Sealed Air Corp. *			2,001		94,967

Paper & Forest Products --	0.18%
International Paper Co.			1,113		33,167

		TOTAL MATERIALS --	2.27%		412,140

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.99%
ALLTEL Corp.			1,891		123,123
Sprint Nextel Corp.			6,533		155,355
Verizon Communications Inc.			2,556		83,556
					362,034

		TOTAL TELECOMMUNICATION SERVICES --	1.99%		362,034

UTILITIES --
Electric Utilities --	2.12%
Ameren Corp.			1,778		95,105
Dominion Resources, Inc.			555		47,808
Exelon Corp.			1,334		71,289
Southern Co. (The)			2,890		103,346
Wisconsin Energy Corp.			1,668		66,587
					384,135
Gas Utilities --	1.15%
El Paso Corp.			4,781		66,456
Kinder Morgan, Inc.			778		74,812
Sempra Energy			1,447		68,096
					209,364

		TOTAL UTILITIES --	3.27%		593,499

		TOTAL COMMON STOCK --	94.66%
		(Cost $14,396,551)			17,192,164

			Face
COMMERCIAL PAPER			Amount

Electric Utilities --	3.15%
Hawaiian Electric Co., 3.87%, 10/05/05			$ 571,000		570,754

Gas Utilities --	2.20%
Michigan Consolidated Gas Co., 3.83%, 10/3/05			400,000		399,915

		TOTAL COMMERCIAL PAPER --	5.34%		970,669
		(Cost $970,669)

		TOTAL INVESTMENTS --	100.01%
		(Cost $15,367,220)			18,162,833

		LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.01)%		(1,094)

		NET ASSETS --	100.00%		$ 18,161,739

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Hotels, Restaurants & Leisure --	1.09%
Starwood Hotels & Resorts Worldwide, Inc.			4,302		$ 245,945

Household Durables --	1.69%
Newell Rubbermaid Inc.			3,969		89,898
Stanley Works (The)			3,531		164,827
Tupperware Corp.			5,517		125,677
					380,402
Media --	4.89%
Comcast Corp. (Special Class A ) *			3,197		93,928
Comcast Corp. (Class A ) *			2,800		80,584
News Corp. (Class A)			6,062		94,507
Time Warner Inc.			21,070		381,578
Viacom Inc. (Class B)			4,522		149,271
Walt Disney Co. (The)			12,576		303,459
					1,103,327
Multi-line Retail --	0.76%
Kohl's Corp. *			1,103		55,349
Target Corp.			2,208		114,661
					170,010
Specialty Retail --	2.80%
Best Buy Co. Inc			3,144		136,858
Limited Brands, Inc.			7,057		144,174
Lowe's Companies, Inc.			3,419		220,184
Staples, Inc.			6,118		130,436
					631,652

		TOTAL CONSUMER DISCRETIONARY --	11.23%		2,531,336

CONSUMER STAPLES --
Beverages --	2.75%
Coca-Cola Co. (The)			4,965		214,438
PepsiCo, Inc.			7,169		406,554
					620,992
Food Products --	1.38%
H.J. Heinz Co.			3,641		133,042
McCormick & Co., Inc.			3,420		111,595
Sensient Technologies Corp.			3,533		66,950
					311,587
Food & Drug Retailing --	2.04%
Wal-Mart Stores, Inc.			10,482		459,321

Household Products --	2.65%
Kimberly-Clark Corp.			2,537		151,028
Procter & Gamble Co.			7,501		446,009
					597,037
Tobacco--	1.76%
Altria Group, Inc.			2,759		203,366
Reynolds American Inc.			2,317		192,357
					395,723

		TOTAL CONSUMER STAPLES --	10.58%		2,384,660

ENERGY --
Energy Equipment & Services --	1.56%
Schlumberger Ltd.			2,097		176,945
Weatherford International Ltd. *			2,539		174,328
					351,273
Oil & Gas --	9.49%
Anadarko Petroleum Corp.			3,043		291,367
BP PLC ADR			3,310		234,513
ChevronTexaco Corp.			7,003		453,304
Enterprise Products Partner L.P.			2,096		52,777
Exxon Mobil Corp.			12,576		799,079
Kerr-McGee Corp.			879		85,360
Royal Dutch Petroleum Co., ADR (Class A)			3,419		224,423
					2,140,823

		TOTAL ENERGY --	11.05%		2,492,096

FINANCIALS --
Banks --	7.92%
Amsouth Bancorporation			4,306		108,770
Bank of America Corp.			9,928		417,969
KeyCorp			3,311		106,780
PNC Financial Services Group, Inc.			6,066		351,949
U.S. Bancorp			12,135		340,751
Washington Mutual, Inc.			2,648		103,855
Wells Fargo & Co.			6,066		355,286
					1,785,360
Diversified Financials --	5.86%
Allied Capital Corp.			4,085		116,954
Citigroup Inc.			12,833		584,158
Morgan Stanley			2,205		118,938
Principal Financial Group, Inc.			3,529		167,169
Weingarten Realty Investors			8,851		335,010
					1,322,229
Insurance --	5.86%
Allstate Corp. (The)			2,427		134,189
American International Group, Inc.			6,730		416,991
Marsh & McLennan Companies, Inc.			3,640		110,620
Prudential Financial, Inc.			6,841		462,178
St. Paul Travelers Companies, Inc. (The)			4,393		197,114
					1,321,092
Real Estate --	4.70%
Health Care Property Investors, Inc.			12,794		345,310
Plum Creek Timber Co., Inc.			8,494		322,008
Public Storage, Inc.			5,848		391,816
					1,059,134

		TOTAL FINANCIALS --	24.34%		5,487,815

HEALTH CARE --
Biotechnology --	0.81%
Amgen Inc. *			2,300		183,241

Health Care Equipment & Supplies --	1.26%
Beckman Coulter, Inc.			4,302		232,222
Zimmer Holdings, Inc. *			773		53,252
					285,474
Health Care Providers & Services --	0.46%
Health Management Associates, Inc. (Class A)			4,412		103,550

Pharmaceuticals --	7.70%
Allergan, Inc.			1,874		171,696
Bristol-Myers Squibb Co.			6,841		164,594
Johnson & Johnson			7,832		495,609
Merck & Co. Inc.			5,847		159,097
Pfizer Inc.			16,481		411,531
Watson Pharmaceuticals, Inc. *			4,630		169,504
Wyeth			3,529		163,287
					1,735,318

		TOTAL HEALTH CARE --	10.23%		2,307,583

INDUSTRIALS --
Aerospace & Defense --	1.38%
United Technologies Corp.			6,000		311,040

Building Products --	0.96%
American Standard Companies Inc.			4,635		215,759

Commercial Services & Supplies --	1.30%
Banta Corp.			3,200		162,848
ServiceMaster Co. (The)			9,600		129,984
					292,832
Industrial Conglomerates --	5.48%
3M Co.			1,986		145,693
General Electric Co.			21,456		722,423
Textron Inc.			3,600		258,192
Tyco International Ltd			3,900		108,615
					1,234,923
Machinery --	1.67%
Danaher Corp.			2,300		123,809
Illinois Tool Works Inc.			1,544		127,117
Ingersoll-Rand Co. (Class A)			3,308		126,465
					377,391

		TOTAL INDUSTRIALS --	10.79%		2,431,945

INFORMATION TECHNOLOGY --
Communications Equipment --	1.55%
Cisco Systems, Inc. *			13,000		233,090
Nokia Oyj ADR			6,836		115,597
					348,687
Computers & Peripherals --	0.67%
Hewlett-Packard Co.			5,200		151,840

IT Consulting & Services --	0.53%
First Data Corp.			3,000		120,000

Semiconductor Equipment & Products --	1.93%
Intel Corp.			14,228		350,720
Linear Technology Corp.			2,207		82,961
					433,681
Software --	2.87%
Electronic Arts Inc. *			1,655		94,153
Microsoft Corp.			21,511		553,478
					647,631

		TOTAL INFORMATION TECHNOLOGY --	7.55%		1,701,839

MATERIALS --
Chemicals --	1.44%
Dow Chemical Co.			3,088		128,677
Ecolab Inc.			1,300		41,509
E.I. du Pont de Nemours and Co.			2,096		82,100
PPG Industries, Inc.			1,215		71,916
					324,202
Containers & Packaging --	0.53%
Sealed Air Corp. *			2,538		120,453

Metals & Mining --	0.37%
Alcoa Inc.			3,420		83,516

Paper & Forest Products --	0.10%
International Paper Co.			770		22,946

		TOTAL MATERIALS --	2.44%		551,117

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	2.45%
ALLTEL Corp.			1,875		122,081
SBC Communications Inc.			4,743		113,690
Sprint Nextel Corp.			9,503		225,981
Verizon Communications Inc.			2,769		90,519
					552,271

		TOTAL TELECOMMUNICATION SERVICES --	2.45%		552,271

UTILITIES --
Electric Utilities --	3.37%
Ameren Corp.			3,088		165,177
Constellation Energy Group			4,855		299,068
Entergy Corp.			800		59,456
Exelon Corp.			1,767		94,428
Southern Co. (The)			1,875		67,050
Xcel Energy, Inc.			3,800		74,518
					759,697

		TOTAL UTILITIES --	3.37%		759,697

		TOTAL COMMON STOCK --	94.03%
		(Cost $18,679,260)			21,200,359

			Face
			Amount
COMMERCIAL PAPER

Electric Utilities --	2.38%
Hawaiian Electric Co., 3.87%, 10/05/05			$ 538,000		537,769

Food Products --	1.07%
Kraft Foods Inc., 3.81%, 10/04/05			241,000		240,923

Gas Utilities --	2.47%
Michigan Consolidated Gas Co., 3.83%, 10/3/05			556,000		555,882

		TOTAL COMMERCIAL PAPER --	5.92%
		(Cost $1,334,574)			1,334,574

		TOTAL INVESTMENTS --	99.95%
		(Cost $20,013,834)			22,534,933

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.05%		11,139

			100.00%		$ 22,546,072

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Hotels, Restaurants & Leisure --	0.77%
Starwood Hotels & Resorts Worldwide, Inc.			1,902		$ 108,737

Household Durables --	0.86%
Newell Rubbermaid Inc.			1,897		42,967
Stanley Works (The)			1,661		77,535
					120,502
Leisure Equipment & Products --	0.64%
Brunswick Corp.			2,375		89,609

Media --	2.55%
Comcast Corp. (Class A ) *			1,427		41,925
Comcast Corp. (Special Class A ) *			951		27,370
News Corp. (Class A)			2,730		42,561
Time Warner Inc.			4,041		73,183
Viacom Inc. (Class B)			1,782		58,824
Walt Disney Co. (The)			4,750		114,618
					358,481
Multi-line Retail --	0.88%
J.C. Penney Co., Inc. (Holding Co.)			1,068		50,645
Kohl's Corp. *			474		23,785
Target Corp.			950		49,334
					123,764
Specialty Retail --	1.20%
Limited Brands, Inc.			3,803		77,695
Lowe's Companies, Inc.			1,426		91,834
					169,529

		TOTAL CONSUMER DISCRETIONARY --	6.90%		970,622

CONSUMER STAPLES --
Beverages --	1.37%
Coca-Cola Co. (The)			2,732		117,995
PepsiCo. Inc.			1,307		74,120
					192,115
Food Products --	1.46%
H.J. Heinz Co.			1,307		47,758
McCormick & Co., Inc.			2,615		85,327
Sensient Technologies Corp.			3,800		72,010
					205,095
Food & Drug Retailing --	1.42%
Wal-Mart Stores, Inc.			4,575		200,477

Household Products --	2.01%
Kimberly-Clark Corp.			1,187		70,662
Procter & Gamble Co.			3,564		211,915
					282,577
Personal Products --	0.39%
Gillette Co.			952		55,406

		TOTAL CONSUMER STAPLES --	6.65%		935,670

ENERGY --
Energy Equipment & Services --	0.76%
Schlumberger Ltd.			594		50,122
Weatherford International Ltd. *			831		57,056
					107,178
Oil & Gas --	6.12%
Anadarko Petroleum Corp.			832		79,664
BP PLC ADR			2,410		170,749
ChevronTexaco Corp.			3,607		233,481
Exxon Mobil Corp.			5,938		377,301
					861,195

		TOTAL ENERGY --	6.88%		968,373

FINANCIALS --
Banks --	5.09%
Bank of America Corp.			6,296		265,062
PNC Financial Services Group, Inc.			2,850		165,357
U.S. Bancorp			3,445		96,736
Wachovia Corp.			1,781		84,758
Wells Fargo & Co.			1,781		104,313
					716,226
Diversified Financials --	5.64%
American Express Co.			1,782		102,358
Citigroup Inc.			6,533		297,382
Federal Home Loan Mortgage Corp.			1,901		107,330
Goldman Sachs Group, Inc. (The)			475		57,751
JPMorgan Chase & Co.			2,405		81,602
Morgan Stanley			2,732		147,364
					793,787
Insurance --	2.99%
Allstate Corp. (The)			951		52,581
American International Group, Inc.			2,587		160,291
Marsh & McLennan Companies, Inc.			1,665		50,599
Prudential Financial, Inc.			2,137		144,376
St. Paul Travelers Companies, Inc. (The)			290		13,012
					420,859

		TOTAL FINANCIALS --	13.72%		1,930,872

HEALTH CARE --
Biotechnology --	0.67%
Amgen Inc. *			1,189		94,728

Health Care Equipment & Supplies --	0.48%
Beckman Coulter, Inc.			1,070		57,759
Zimmer Holdings, Inc. *			131		9,025
					66,784
Health Care Providers & Services --	0.34%
Health Management Associates, Inc. (Class A)			2,020		47,409

Pharmaceuticals --	7.04%
Abbott Laboratories			1,899		80,518
Allergan, Inc.			712		65,233
Bristol-Myers Squibb Co.			2,615		62,917
Hospira, Inc. *			168		6,883
Johnson & Johnson			4,395		278,116
Merck & Co. Inc.			2,615		71,154
Pfizer Inc.			10,804		269,776
Watson Pharmaceuticals, Inc. *			2,018		73,879
Wyeth			1,782		82,453
					990,929

		TOTAL HEALTH CARE --	8.53%		1,199,850

INDUSTRIALS --
Aerospace & Defense --	0.87%
Goodrich Corp.			1,545		68,505
Honeywell International Inc.			1,423		53,363
					121,868
Air Freight & Couriers --	0.35%
United Parcel Service, Inc. (Class B)			713		49,290

Building Products --	0.67%
American Standard Companies Inc.			2,019		93,984

Commercial Services & Supplies --	1.14%
Banta Corp.			2,257		114,859
ServiceMaster Co. (The)			3,330		45,088
					159,947
Construction & Engineering --	0.26%
Cemex S.A. de C.V. ADR			712		37,238

Industrial Conglomerates --	2.76%
3M Co.			831		60,962
General Electric Co.			9,738		327,878
					388,840
Machinery --	1.24%
Danaher Corp.			1,664		89,573
Illinois Tool Works Inc.			475		39,107
Ingersoll-Rand Co. (Class A)			1,186		45,341
					174,021

		TOTAL INDUSTRIALS --	7.29%		1,025,188

INFORMATION TECHNOLOGY --
Communications Equipment --	1.57%
Cisco Systems, Inc. *			5,586		100,157
Motorola, Inc.			3,092		68,302
Nokia Oyj ADR			3,087		52,201
					220,660
Computers & Peripherals --	2.86%
Dell Inc. *			5,907		202,019
EMC Corp. *			8,194		106,030
Hewlett-Packard Co.			3,210		93,732
					401,781
Semiconductor Equipment & Products --	1.81%
Intel Corp.			6,057		149,305
Linear Technology Corp.			593		22,291
Texas Instruments Inc.			1,188		40,273
Xilinx, Inc.			1,546		43,056
					254,925
Software --	2.79%
Electronic Arts Inc. *			714		40,619
Microsoft Corp.			11,282		290,286
Oracle Corp. *			4,988		61,801
					392,706

		TOTAL INFORMATION TECHNOLOGY --	9.03%		1,270,072

MATERIALS --
Chemicals --	1.09%
Dow Chemical Co.			1,307		54,463
Ecolab Inc.			600		19,158
E.I. du Pont de Nemours and Co.			950		37,212
PPG Industries, Inc.			713		42,202
					153,035
Containers & Packaging --	0.40%
Sealed Air Corp. *			1,187		56,335

Metals & Mining --	0.23%
Alcoa Inc.			1,305		31,868

Paper & Forest Products --	0.12%
International Paper Co.			593		17,671

		TOTAL MATERIALS --	1.84%		258,909

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.69%
ALLTEL Corp.			1,069		69,603
Sprint Nextel Corp.			4,842		115,143
Verizon Communications Inc.			1,634		53,415
					238,161
Wireless Telecommunication Services --	0.51%
Vodafone Group PLC ADR			2,734		71,002

		TOTAL TELECOMMUNICATION SERVICES --	2.20%		309,163

UTILITIES --
Electric Utilities --	2.72%
Ameren Corp.			1,782		95,319
CenterPoint Energy, Inc.			2,727		40,550
Constellation Energy Group			2,614		161,022
Exelon Corp.			592		31,636
Southern Co. (The)			712		25,461
Wisconsin Energy Corp.			714		28,503
					382,491

		TOTAL UTILITIES --	2.72%		382,491

		TOTAL COMMON STOCK --	65.76%
		(Cost $8,328,124)			9,251,210

BONDS AND NOTES			Face
			Amount
CONSUMER DISCRETIONARY --
Auto Components --	3.75%
Cooper Tire & Rubber Co., 7.75%, 12/15/09			$ 400,000		424,807
TRW Inc., 6.30%, 05/15/08			100,000		103,074
					527,881
Automobiles --	0.87%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			115,000		122,686

		TOTAL CONSUMER DISCRETIONARY --	4.62%		650,567

FINANCIALS --
Banks --	1.74%
Washington Mutual Inc., 4.20%, 01/15/10			250,000		243,974

Diversified Financials --	3.99%
General Electric Capital Corp., 3.75%, 12/15/09			200,000		193,144
HSBC Finance Corp., 5.875%, 02/01/09			250,000		257,998
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		109,883
					561,025

		TOTAL FINANCIALS --	5.73%		804,999

INDUSTRIALS --
Transportation Infrastructure --	1.38%
Hertz Corp., 7.40%, 03/01/11			200,000		193,805

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	4.78%
GTE Southwest Inc., 6.23%, 01/01/07			137,000		139,341
SBC Commun Capital Corp., 7.11%, 08/14/06 (a)			425,000		433,147
QWest Corp., 6.125%, 11/15/05 (a)			100,000		100,125
					672,613
U S Government Agency Securities --

US Government Agencies --	6.62%
Federal Farm Credit Bank
4.15%, 11/30/09			200,000		196,607
Federal Home Loan Bank
2.45%, 03/23/07			400,000		389,167
Federal Home Loan Bank
4.40%, 12/28/09			350,000		342,299
Federal Home Loan Mortgage Corp.
Pool # 360100, 9.00%, 04/01/20			2,014		2,197
Federal Home Loan Mortgage Corp.
Pool # 540341, 9.00%, 09/01/19			869		947
					931,217

		TOTAL U S GOVERNMENT AGENCY SECURITIES --	6.62%		931,217

		TOTAL BONDS AND NOTES --	23.13%
		(Cost $3,234,681)			3,253,201

COMMERCIAL PAPER

Electric Utilities --	4.97%
Hawaiian Electric Co., 3.87%, 10/05/05			700,000		699,699

Food Products --	2.52%
Kraft Foods Inc., 3.81%, 10/04/05			354,000		353,888

Gas Utilities --	3.29%
Michigan Consolidated Gas Co., 3.83%, 10/3/05			463,000		462,901

		TOTAL COMMERCIAL PAPER --	10.78%		1,516,488
		(Cost $1,516,488)

		TOTAL INVESTMENTS --	99.67%
		(Cost $13,079,293)			14,020,899

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.33%		46,632

		NET ASSETS --	100.00%		$ 14,067,531

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

US Government Agencies --	100.30%
Federal Farm Credit Bank		10/04/05	3.50	$ 1,805,000	$ 1,804,473
Federal Farm Credit Bank		10/18/05	3.58	3,272,000	3,266,468
Federal Home Loan Bank		10/05/05	3.54	4,627,000	4,625,177
Federal Home Loan Bank		10/06/05	3.57	4,300,000	4,297,867
Federal Home Loan Bank		10/07/05	3.54	3,148,000	3,146,142
Federal Home Loan Bank		10/12/05	3.64	1,568,000	1,566,254
Federal Home Loan Bank		10/14/05	3.65	4,260,000	4,254,379
Federal Home Loan Mortgage Corp.		10/11/05	3.555	2,217,000	2,214,807
Federal National Mortgage Assoc.		10/03/05	3.45	2,411,000	2,410,537
Federal National Mortgage Assoc.		10/13/05	3.64	2,222,000	2,219,301
Federal National Mortgage Assoc.		10/17/05	3.57	4,152,000	4,145,411

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.30%
				(Cost $33,950,816)	33,950,816

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.30)%	(101,991)

			NET ASSETS --	100.00%	$ 33,848,825

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
Insurance --	1.88%
21st Century Insurance		12/15/13	5.900	$ 230,000	$ 234,911

			TOTAL FINANCIALS --	1.88%	234,911

MATERIALS --
Metals & Mining --	4.36%
Carpenter Technology		05/15/13	6.625	500,000	543,117

			TOTAL MATERIALS --	4.36%	543,117

			TOTAL CORPORATE BONDS --	6.24%	778,028
				(Cost $737,564)

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S Government Agency Securities --	46.97%
Federal Home Loan Bank (a)		03/06/06	5.125	235,000	236,074
Federal Home Loan Bank (a)		03/15/06	2.500	300,000	297,870
Federal Home Loan Bank (a)		06/15/06	1.875	500,000	491,716
Federal Home Loan Bank		02/15/07	7.250	200,000	207,479
Federal Home Loan Bank		08/22/08	3.875	1,000,000	984,662
Federal Home Loan Mortgage Corp. (a)		07/15/06	5.500	200,000	201,786
Federal Home Loan Mortgage Corp.		01/25/10	4.375	750,000	739,667
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	526,123
Federal National Mortgage Assoc. (a)		05/02/06	5.500	650,000	654,509
Federal National Mortgage Assoc. (a)		06/15/06	5.250	250,000	251,570
Federal National Mortgage Assoc.		01/02/07	4.750	300,000	300,915
Federal National Mortgage Assoc.		08/15/08	3.250	1,000,000	968,197
					5,860,568
U S Government Securities --	42.12%
U S Treasury Bonds		11/15/13	4.250	817,000	813,457
U S Treasury Notes (a)		07/15/06	7.000	500,000	510,938
U S Treasury Notes		08/15/08	3.250	250,000	243,691
U S Treasury Notes		09/15/08	3.125	800,000	776,625
U S Treasury Notes		08/15/09	3.500	850,000	828,518
U S Treasury Notes		02/15/11	5.000	353,000	366,003
U S Treasury Notes		08/15/13	4.250	750,000	747,422
U S Treasury Notes		02/15/14	4.000	991,000	968,548
					5,255,202

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES -	89.09%
				(Cost $11,216,488)	11,115,770
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US Government Agencies --	3.00%
Federal Home Loan Bank		10/06/05	3.540	200,000	199,901
Federal Home Loan Mortgage Corp.		10/04/05	3.650	175,000	174,947

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	3.00%
				(Cost $374,848)	374,848

			TOTAL INVESTMENTS --	98.33%
				(Cost $12,328,900)	12,268,646

			CASH AND OTHER ASSETS, LESS LIABILITIES --	1.67%	208,377

			NET ASSETS --	100.00%	$ 12,477,023

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Auto Components --	1.55%
LKQ Corp. *			1,700		$ 51,340

Internet Catalog & Retail --	0.46%
VistaPrint Ltd. *			1,000		15,250

Leisure Equipment & Products --	0.39%
Ctrip.com International Ltd. ADR *			200		12,816

Media --	3.69%
Central European Media Enterprises Ltd. (Class A) *			1,300		68,653
XM Satellite Radio Holdings Inc. (Class A) *			1,500		53,865
					122,518

Specialty Retail --	1.96%
Building Materials Holding Corp.			700		65,233

		TOTAL CONSUMER DISCRETIONARY --	8.05%		267,157

ENERGY --
Energy Equipment & Services --	0.42%
Evergreen Solar, Inc. *			1,500		13,995

Food & Drug Retailing --	5.36%
Central European Distribution Corp. *			1,400		59,626
Herblife Ltd. *			1,700		51,238
Whole Foods Market, Inc.			500		67,225
					178,089
Oil & Gas --	3.98%
BHP Billiton Ltd. ADR			1,400		47,852
Chesapeake Energy Corp.			2,200		84,150
					132,002

		TOTAL ENERGY --	9.76%		324,086

FINANCIALS --
Diversified Financials --	6.63%
Chicago Mercantile Exchange Holdings Inc.			100		33,730
Greenhill & Co., Inc.			1,100		45,859
Investment Technology Group *			2,500		74,000
Moody's Corp.			1,300		66,404
					219,993

		TOTAL FINANCIALS --	6.63%		219,993

HEALTH CARE --
Biotechnology --	5.31%
Celgene Corp. *			800		43,456
Genentech, Inc. *			400		33,684
Genzyme Corp. *			800		57,312
United Therapeutics Corp. *			600		41,880
					176,332
Health Care Equipment & Supplies --	7.63%
Foxhollow Technologies Inc. *			1,200		57,132
Intuitive Surgical, Inc. *			1,000		73,290
Respironics, Inc. *			2,000		84,360
SurModics, Inc. *			1,000		38,690
					253,472
Health Care Providers & Services --	3.52%
American Healthways, Inc. *			1,000		42,400
United Surgical Partners Intl, Inc. *			1,900		74,309
					116,709
Pharmaceuticals --	1.93%
Alcon, Inc.			500		63,940

		TOTAL HEALTH CARE --	18.39%		610,453

INDUSTRIALS --
Commercial Services & Supplies --	2.10%
ChoicePoint Inc. *			1,100		47,487
Headwaters Inc. *			600		22,440
					69,927
Electrical Equipment --	5.35%
American Science & Engineering, Inc. *			1,100		72,149
SiRF Technology Holdings, Inc. *			3,500		105,455
					177,604

		TOTAL INDUSTRIALS --	7.45%		247,531

INFORMATION TECHNOLOGY --
Communications Equipment --	7.09%
ADTRAN, Inc.			1,200		37,800
Emulex Corp. *			1,600		32,336
Essex Corp. *			2,500		54,175
Motorola, Inc.			2,400		53,016
NETGEAR, Inc. *			1,600		38,496
Powerwave Technologies, Inc. *			1,500		19,485
					235,308
Computers & Peripherals --	2.46%
Apple Computer, Inc. *			1,000		53,610
SanDisk Corp. *			500		24,120
Tom Online Inc. ADR *			200		3,940
					81,670
Electronic Equipment & Instruments --	2.12%
Itron, Inc. *			1,100		50,226
Logitech International S.A. ADR *			500		20,375
					70,601
Internet Software & Services --	8.04%
aQuantive, Inc. *			3,800		76,494
Digital River, Inc. *			400		13,940
Google Inc. (Class A) *			150		47,469
Internet Security Systems, Inc. *			2,000		48,020
Netease.com Inc. ADR *			900		81,009
					266,932
Semiconductor Equipment & Products --	7.27%
Broadcom Corp. *			1,500		70,365
MEMC Electronic Materials, Inc. *			1,800		41,022
Marvell Technology Group Ltd. *			1,600		73,776
Netlogic Microsystems Inc. *			1,200		25,908
Silicon Laboratories Inc. *			1,000		30,390
					241,461
Software --	8.58%
Cerner Corp. *			1,100		95,623
Cogent Inc. *			1,500		35,625
MicroStrategy Inc. (Class A) *			500		35,145
Quality Systems, Inc. *			1,100		75,999
Red Hat, Inc. *			2,000		42,380
					284,772

		TOTAL INFORMATION TECHNOLOGY --	35.56%		1,180,744

MATERIALS --
Construction Materials --	1.35%
Florida Rock Industries, Inc.			700		44,863

Metals & Mining --	6.25%
Cameco Corp.			1,100		58,850
Fording Canadian Coal Trust			2,100		89,397
Titanium Metals Corp. *			1,500		59,340
					207,587

		TOTAL MATERIALS --	7.60%		252,450

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --	3.66%
China Mobil Hong Kong Ltd. ADR			1,500		36,960
NII Holdings Inc. *			1,000		84,450
					121,410

		TOTAL TELECOMMUNICATION SERVICES --	3.66%		121,410

		TOTAL COMMON STOCK --	97.10%
	(Cost $2,858,430)				3,223,824

		CASH AND OTHER ASSETS, LESS LIABILITIES --	2.90%		96,210

		NET ASSETS --	100.00%		$ 3,320,034

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
Auto Components --	2.48%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 695,000

Hotels, Restaurants & Leisure --	7.69%
HMH Properties Inc.		08/01/08	7.875	113,000	114,413
MGM Mirage Inc.		02/27/14	5.875	1,000,000	950,000
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	1,090,000
					2,154,413
Leisure Equipment & Products --	3.70%
Royal Caribbean Cruises		12/01/13	6.875	1,000,000	1,037,500

Media --	6.82%
CCH I LLC		10/01/15	11.000	863,000	841,425
News America Holdings		10/17/08	7.375	1,000,000	1,067,377
					1,908,802

		TOTAL CONSUMER DISCRETIONARY --		20.69%	5,795,715

ENERGY --
Energy Equipment & Services --	3.65%
PSEG Energy Holdings		04/16/07	7.750	1,000,000	1,022,500

Oil & Gas --	3.50%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	980,000

		TOTAL ENERGY --		7.15%	2,002,500

FINANCIALS --
Diversified Financials --	5.36%
Ford Motor Credit Co.		10/01/08	5.625	1,000,000	944,963
GATX Financial Corp.		06/01/09	8.875	500,000	557,699
					1,502,662
Insurance --	3.44%
NYMagic Inc.		03/15/14	6.500	1,000,000	963,547

		TOTAL FINANCIALS --		8.80%	2,466,209

INDUSTRIALS --
Construction & Engineering --	3.82%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	1,070,000

Machinery --	3.43%
Case New Holland Inc.		06/01/09	6.000	1,000,000	960,000

		TOTAL INDUSTRIALS --		7.25%	2,030,000

INFORMATION TECHNOLOGY --
Electronic Equipment & Instruments --	3.64%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	1,020,000

Software --	3.61%
Unisys Corp.		04/01/08	7.875	1,000,000	1,010,000

		TOTAL INFORMATION TECHNOLOGY --		7.25%	2,030,000

MATERIALS --
Chemicals --	3.68%
Lyondell Chemical Co.		05/01/09	10.875	1,000,000	1,030,000

Containers & Packaging --	3.64%
Ball Corp.		12/15/12	6.875	1,000,000	1,020,000

Metals & Mining --	3.46%
AK Steel Corp.		02/15/09	7.875	1,000,000	970,000

Paper & Forest Products --	5.88%
Georgia-Pacific Corp. (b)		05/15/06	7.500	1,000,000	1,011,250
Tembec Industries Inc.		03/15/12	7.750	1,000,000	635,000
					1,646,250

		TOTAL MATERIALS --		16.66%	4,666,250

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --	3.65%
Nextel Communications, Inc.		03/15/14	5.950	1,000,000	1,023,667

		TOTAL TELECOMMUNICATION SERVICES --		3.65%	1,023,667

UTILITIES --
Electric Utilities --	3.89%
AES Corp.		06/01/09	9.500	1,000,000	1,090,000

		TOTAL UTILITIES --		3.89%	1,090,000

		TOTAL CORPORATE BONDS --		75.34%
				(Cost $21,555,983)	21,104,341

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US Government Agencies --	17.68%
Federal Home Loan Bank		10/11/05	3.520	150,000	149,853
Federal Home Loan Bank		10/14/05	3.615	1,117,000	1,115,540
Federal Home Loan Bank		10/17/05	3.570	943,000	941,503
Federal Home Loan Mortgage Corporation		10/11/05	3.640	800,000	799,190
Federal Home Loan Mortgage Corporation		11/01/05	3.670	700,000	697,787
Federal National Mortgage Assoc.		10/03/05	3.450	1,250,000	1,249,760

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		17.68%
				(Cost $4,953,633)	4,953,633

COMMON STOCK				Shares

CONSUMER DISCRETIONARY --
Multi-line Retail --	4.99%
Sears Holdings Corp. (a) *				11,250	1,399,725

FINANCIALS --
Diversified Financials --	0.06%
Leucadia National Corp. (a)				376	16,206

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	0.01%
XO Communications, Inc. (a) *				975	2,496

		TOTAL COMMON STOCK --		5.06%
				(Cost $1,875,887)	1,418,427
WARRANTS
CONSUMER DISCRETIONARY --
Auto Components --	0.00%
Hayes Lemmerz International Inc., expiring 06/3/06 (a)
				1,123	123

		TOTAL WARRANTS --		0.00%
				(Cost $910,767)	123

		TOTAL INVESTMENTS --		98.08%
				(Cost $29,296,270)	27,476,524

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.92%	537,741

		NET ASSETS --		100.00%	$ 28,014,265

* - Non-income producing securities

Notes to Schedule of Investments

(a) Security acquired as part of a unit or in exchange for other securities.

(b) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2005				(Unaudited)

COMMON STOCK (a)				Shares	Value

AUSTRALIA --	1.55%
Westpac Banking Corp.				1,068	$ 86,348

BELGIUM --	1.07%
Delhaize Group				319	18,869
Fortis				1,393	40,526
					59,395
DENMARK --	1.53%
Novo Nordisk A/S				960	47,597
TDC A/S				1,398	37,718
					85,315
FINLAND --	1.29%
Nokia Oyj				4,258	72,003

FRANCE --	11.03%
Alcatel SA *				1,809	24,277
Axa				2,887	79,479
France Telecom SA				1,812	52,095
Groupe Danone				2,452	53,454
Sanofi-Aventis				2,066	85,842
Total SA				2,350	319,177
					614,324
GERMANY --	5.76%
Deutsche Bank AG				854	79,866
Deutsche Telekom AG				4,167	76,006
SAP AG				1,708	74,008
Siemens AG				1,175	90,863
					320,743
GREECE --	0.81%
Hellenic Telecommunications Organization SA				4,504	45,310

HONG KONG --	1.46%
Chartered Semiconductor Manufacturing Ltd. *				200	1,364
Cheung Kong (Holdings) Ltd.				2,654	29,969
Hutchison Whampoa Ltd.				963	49,809
					81,142
IRELAND --	1.34%
Bank of Ireland				1,174	74,549

ITALY --	5.10%
Eni S.p.A.				641	94,932
Luxottica Group S.p.A.				848	21,124
SanPaolo IMI S.p.A.				1,176	36,585
Telecom Italia S.p.A.				4,026	131,248
					283,889
JAPAN --	21.97%
Canon Inc.				1,920	104,179
Hitachi, Ltd.				854	54,135
Honda Motor Co., Ltd.				4,267	121,183
Kirin Brewery Co., Ltd.				2,334	25,837
Matsushita Electric Industrial Co., Ltd.				4,496	76,926
Millea Holdings, Inc.				641	51,818
Mitsubishi Tokyo Financial Group, Inc.				10,391	135,395
NEC Corp.				3,222	17,463
Nippon Telegraph And Telephone Corp.				6,947	172,424
SONY Corp.				1,926	63,924
TDK Corp.				215	15,441
Toyota Motor Corp.				4,163	384,536
					1,223,261
NETHERLANDS --	6.09%
ABN AMRO Holding N.V.				1,069	25,656
Aegon N.V.				1,120	16,688
ING Groep N.V.				1,499	44,655
Koninklijke Ahold N.V. *				652	4,949
Koninklijke (Royal) KPN N.V.				992	8,928
Koninklijke (Royal) Philips Electronics N.V.				960	25,613
Royal Dutch Shell PLC (Class A)				1,600	105,024
Royal Dutch Shell PLC (Class B)				1,561	107,506
					339,019
NORWAY --	1.92%
Norsk Hydro ASA				961	106,911

PORTUGAL --	0.83%
EDP - Energias de Portugal, SA				212	5,915
Portugal Telecom, SGPS, SA				4,423	40,249
					46,164
SPAIN --	4.44%
Banco Bilbao Vizcaya Argentaria, SA				2,885	50,603
Banco Santander Central Hispano SA				4,272	56,262
Endesa, SA				959	25,672
Repsol YPF, SA				1,176	37,997
Telefonica, SA				1,553	76,594
					247,128
SWEDEN --	1.00%
Telefonaktiebolaget LM Ericsson				1,514	55,776

SWITZERLAND --	6.46%
Adecco SA				1,073	12,275
Nestle SA				2,134	156,833
Novartis AG				3,735	190,485
					359,593
UNITED KINGDOM --	17.24%
AstraZeneca PLC				1,928	90,809
BG Group PLC				852	40,632
BP PLC				4,163	294,948
BT Group PLC				959	38,015
Barclays PLC				1,605	65,452
Cadbury Schweppes PLC				533	21,709
GlaxoSmithKline PLC				3,525	180,762
Imperial Chemical Industries PLC				217	4,583
International Power PLC				110	4,936
Unilever PLC				642	27,105
Vodafone Group PLC				7,151	185,711
WPP Group PLC				106	5,419
					960,081

		TOTAL COMMON STOCK --		90.89%
			(Cost $5,625,117)		5,060,951

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS				Face
				Amount
US Government Agencies --
	8.62%
Federal Home Loan Bank, 3.54%, 10/06/05				$ 175,000	174,914
Federal National Mortgage Assoc., 3.54%, 10/03/05				305,000	304,940

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		8.62%
				(Cost $479,854)	479,854

		TOTAL INVESTMENTS --		99.51%
				(Cost $6,104,971)	5,540,805

		CASH AND OTHER ASSETS, LESS LIABILITIES --		0.49%	27,318

		NET ASSETS --		100.00%	$ 5,568,123

* - Non-income producing securities

Note to Schedule of Investments

(a) This portfolio invests primarily in American Depositary Receipts. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the three months ended September 30, 2005, other than commercial paper, were as follows:

			Purchases		Sales

Growth			$ 5,714,611		$ 4,918,121
Equity Income			$ 5,610,479		$ 4,630,061
Balanced			$ 3,459,581		$ 2,586,377
Government Bond			$ 7,833,403		$ 5,988,478
Small-Cap/Mid-Cap			$11,567,508		$ 11,562,063
High Yield Bond			$ 2,949,220		$ 1,757,911
International Stock			$ 301,544		$ 62,238

Gross unrealized appreciation and depreciation as of September 30, 2005, is as follows:					Net
					Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$15,367,220	$ 3,238,610	$ 442,997	$ 2,795,613
Equity Income		$20,013,834	$ 3,683,845	$ 1,162,746	$ 2,521,099
Balanced		$13,079,293	$ 1,418,175	$ 476,569	$ 941,606
Government Bond		$12,328,901	$ 58,916	$ 119,170	$ (60,254)
Small-Cap/Mid-Cap		$ 2,858,430	$ 395,446	$ 30,052	$ 365,394
High Yield Bond		$29,296,270	$ 1,063,328	$ 2,883,074	$ (1,819,746)
International Stock		$ 6,104,971	$ 788,814	$ 1,352,980	$ (564,166)

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.